Bonds and money market funds - Additional information (Detail)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of detailed information about Financial Assets [Line Items]
Average maturity period	2 years 3 months 3 days	21 days
Bottom of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	0.50%	2.20%
Top of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	3.90%	4.10%